Shareholder Report, Holdings (Details)	Jun. 30, 2025
Schwab U.S. TIPS ETF | Treasuries [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Schwab U.S. TIPS ETF | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[2]
Schwab Short-Term U.S. Treasury ETF | Treasuries [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
Schwab Short-Term U.S. Treasury ETF | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
Schwab Intermediate-Term U.S. Treasury ETF | Treasuries [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
Schwab Intermediate-Term U.S. Treasury ETF | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
Schwab Long-Term U.S. Treasury ETF | Treasuries [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Schwab Long-Term U.S. Treasury ETF | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[2]
Schwab U.S. Aggregate Bond ETF | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Schwab U.S. Aggregate Bond ETF | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
Schwab U.S. Aggregate Bond ETF | Treasuries [Member]
Holdings [Line Items]
Percent of Total Investments	44.60%
Schwab U.S. Aggregate Bond ETF | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[1]
Schwab U.S. Aggregate Bond ETF | Corporates [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
Schwab 1-5 Year Corporate Bond ETF | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1],[3]
Schwab 1-5 Year Corporate Bond ETF | Corporates [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%	[3]
Schwab 5-10 Year Corporate Bond ETF | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[1],[3]
Schwab 5-10 Year Corporate Bond ETF | Corporates [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%	[3]
Schwab Municipal Bond ETF | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	63.30%
Schwab Municipal Bond ETF | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	33.50%
Schwab Municipal Bond ETF | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Schwab Municipal Bond ETF | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Schwab Core Bond ETF | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
Schwab Core Bond ETF | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
Schwab Core Bond ETF | Treasuries [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
Schwab Core Bond ETF | ShortTerm Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1]
Schwab Core Bond ETF | Corporates [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
Schwab Government Money Market ETF | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	91.10%
Schwab Government Money Market ETF | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Schwab Government Money Market ETF | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Schwab Government Money Market ETF | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Schwab Government Money Market ETF | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	55.20%
Schwab Government Money Market ETF | Repurchase Agreements U.S. Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%
Schwab Government Money Market ETF | U.S. Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Schwab Government Money Market ETF | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%
Schwab Ultra-Short Income ETF | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%
Schwab Ultra-Short Income ETF | Corporates [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
Schwab Ultra-Short Income ETF | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
Schwab Ultra-Short Income ETF | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
Schwab Ultra-Short Income ETF | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%

[1]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[2]	Less than 0.05%.
[3]	Excludes derivatives.